Property and Equipment, Net - Leased equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Impairment of property and equipment	$ 1,869	$ 0
Leased Equipment
Property, Plant and Equipment [Line Items]
Leased equipment	21,100	10,124
Accumulated depreciation	(2,761)	(1,385)
Leased equipment, net	18,339	8,739
Depreciation	$ 2,500	800
Depreciable lives	7 years
Leased Equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciable lives	4 years
Property And Equipment
Property, Plant and Equipment [Line Items]
Impairment of property and equipment	$ 1,900	$ 0
Property And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciable lives	4 years
Property And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciable lives	7 years